UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2012

Date of reporting period: February 29, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 53.3%

Agency Mortgage-Backed Obligations — 23.1%
FHLMC ARM (A)
3.256%, 03/01/36	$5,878	$6,226
2.500%, 06/01/35	5,108	5,394
2.086%, 10/01/35	2,493	2,623
FHLMC REMIC, Ser 2007-3335,
Cl BF
0.398%, 07/15/19 (A)	2,207	2,202
FHLMC REMIC, Ser 2010-83,
Cl BA
5.000%, 08/25/40	5,645	6,095
FNMA
6.000%, 07/01/37	2,688	2,975
FNMA ARM (A)
2.675%, 05/01/34	1,169	1,230
2.622%, 10/01/33	1,444	1,541
2.620%, 10/01/33	1,092	1,161
2.527%, 09/01/34	1,953	2,076
2.520%, 10/01/33	1,145	1,216
2.505%, 01/01/34	1,635	1,735
2.499%, 04/01/34	2,817	2,981
2.460%, 05/01/35	5,255	5,545
2.389%, 05/01/35	1,900	2,002
2.388%, 07/01/36	5,302	5,602
2.386%, 04/01/33	845	891
2.378%, 06/01/35	1,619	1,717
2.369%, 08/01/34	3,622	3,834
2.362%, 05/01/37	6,684	7,097
2.313%, 10/01/24	971	1,027
2.284%, 10/01/33	1,900	1,999
2.254%, 07/01/34	1,453	1,537
2.240%, 10/01/35	4,042	4,275
2.233%, 07/01/34	3,123	3,303
2.214%, 06/01/35	975	1,018
2.098%, 02/01/35	3,467	3,633
2.060%, 09/01/33	2,274	2,376
1.877%, 03/01/35	3,684	3,839
FNMA CMO REMIC, Ser 2007-
76, Cl PD
6.000%, 03/25/36	6,150	6,585
FNMA CMO REMIC, Ser 2011-
63, Cl FG
0.726%, 07/25/41 (A)	8,399	8,408
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/26	10,209	10,488
FNMA REMIC, Ser 2011-406,
Cl 6, IO
4.000%, 01/25/41 (A)	3,560	403
GNMA ARM
2.022%, 12/20/60 (A)	3,900	4,098
1.680%, 09/20/60 to
11/20/60 (A)	5,008	5,107
1.408%, 11/20/60 (A)	4,067	4,115
1.367%, 12/20/60 (A)	4,412	4,491
GNMA CMO, Ser 2002-66, Cl FC
0.648%, 07/16/31 (A)	2,255	2,261
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/33	1,343	1,384

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/27	$6,505	$6,555
GNMA CMO, Ser 2011-69, Cl CI,
IO
5.000%, 03/20/36	2,473	195
Mortgage-Linked Amortizing
Notes CMO, Ser 2012-1,
Cl A10
2.060%, 01/15/22	9,764	9,899
NCUA Guaranteed Notes CMO,
Ser 2010-R1, Cl 1A
0.713%, 10/07/20 (A)	6,910	6,918
NCUA Guaranteed Notes CMO,
Ser 2010-R3, Cl 1A
0.823%, 12/08/20 (A)	9,106	9,140
NCUA Guaranteed Notes CMO,
Ser 2011-R1, Cl 1A
0.713%, 01/08/20 (A)	1,062	1,063
NCUA Guaranteed Notes CMO,
Ser 2011-R2, Cl 1A
0.663%, 02/06/20 (A)	938	939
NCUA Guaranteed Notes CMO,
Ser 2011-R3
0.657%, 03/11/20 (A)	424	424
NCUA Guaranteed Notes CMO,
Ser 2011-R4, Cl 1A
0.643%, 03/06/20 (A)	386	386
NCUA Guaranteed Notes CMO,
Ser 2011-R6, Cl 1A
0.642%, 05/07/20 (A)	3,777	3,773
NCUA Guaranteed Notes,
Ser 2010-A1, Cl A
0.646%, 12/07/20 (A)	1,775	1,780

		175,562

Non-Agency Mortgage-Backed Obligations — 30.2%
ABN Amro Mortgage, Ser 2003-
3, Cl B3
5.750%, 02/25/33 (B)	291	113
Adjustable Rate Mortgage Trust,
Ser 2005-2, Cl 1A2
2.944%, 06/25/35 (A)	995	751
American Home Mortgage
Investment Trust, Ser 2005-2,
Cl 5A3
5.077%, 09/25/35 (C)	4,135	4,176
Banc of America Funding,
Ser 2004-C, Cl 2A2
2.948%, 12/20/34 (A)	1,642	1,448
Banc of America Funding,
Ser 2010-R4, Cl 6A1
0.441%, 01/26/37 (A) (B)	3,519	3,334
Banc of America Funding,
Ser 2010-R11A, Cl 4A6
5.006%, 11/26/36 (A) (B)	6,628	6,237
Banc of America Merrill Lynch
Commercial Mortgage,
Ser 2005-2, Cl XP, IO
0.485%, 07/10/43 (A)	34,792	39

1

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch
Commercial Mortgage,
Ser 2005-4, Cl A2
4.764%, 07/10/45	$168	$168
Banc of America Merrill Lynch
Commercial Mortgage,
Ser 2006-4, Cl A2
5.522%, 07/10/46	2,124	2,124
Banc of America Merrill Lynch
Commercial Mortgage,
Ser 2006-5, Cl A2
5.317%, 09/10/47	4,725	4,796
Banc of America Merrill Lynch
Commercial Mortgage,
Ser 2007-2, Cl A4
5.433%, 04/10/49 (A)	900	999
Banc of America Mortgage
Securities, Ser 2007-4, Cl B1
6.119%, 12/28/37 (A)	3,588	—
Bear Stearns Commercial
Mortgage Securities, Ser 2003-
T12, Cl A3
4.240%, 08/13/39 (A)	1,504	1,516
Bear Stearns Commercial
Mortgage Securities, Ser 2004-
PWR3, Cl X2, IO
1.208%, 02/11/41 (A) (B)	71,436	4
Bear Stearns Commercial
Mortgage Securities, Ser 2005-
PWR9, Cl A2
4.735%, 09/11/42	5,533	5,686
Bear Stearns Commercial
Mortgage Securities, Ser 2007-
PW16, Cl A4
5.904%, 06/11/40 (A)	3,000	3,442
Bear Stearns Commercial
Mortgage Securities, Ser 2007-
T28, Cl F
6.164%, 09/11/42 (A) (B)	548	142
Bear Stearns Commercial
Mortgage Securities, Ser 2007-
T28, Cl G
6.164%, 09/11/42 (A) (B)	955	137
Bear Stearns Mortgage Funding
Trust, Ser 2006-SL5, Cl 1A
0.576%, 12/25/36 (A)	76	15
Chase Mortgage Finance,
Ser 2007-A1, Cl 7A1
2.748%, 02/25/37 (A)	3,800	3,711
Citicorp Mortgage Securities,
Ser 2004-8, Cl 3A1
5.250%, 10/25/34	703	704
Citicorp Mortgage Securities,
Ser 2005-4, Cl 2A1
5.000%, 07/25/20	845	874
Citicorp Mortgage Securities,
Ser 2007-2, Cl 1A3
6.000%, 02/25/37	1,708	1,641
Citigroup Mortgage Loan Trust,
Ser 2008-AR4, Cl 2A1A
5.489%, 11/25/38 (A) (B)	5,477	5,471

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Ser 2007-CD4, Cl A4
5.322%, 12/11/49	$1,990	$2,184
Commercial Mortgage Pass-
Through Certificates,
Ser 2007-C9, Cl A4
5.813%, 12/10/49 (A)	1,590	1,838
Countrywide Alternative Loan
Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/18	2,976	3,012
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2003-2, Cl A18
8.000%, 03/25/33	249	251
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2003-26, Cl 2A1
0.676%, 08/25/33 (A)	581	557
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2004-5, Cl 2A14
5.000%, 05/25/34	208	209
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2004-8, Cl 2A1
4.500%, 06/25/19	2,560	2,618
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2005-5, Cl A6
5.500%, 03/25/35	612	611
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2005-27, Cl M
5.500%, 12/25/35	3,305	2
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2005-HYB9, Cl 1A2
2.769%, 02/20/36 (A)	240	18
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2007-17, Cl M
4.674%, 10/25/37 (A)	1,046	—
Credit Suisse First Boston
Mortgage Securities, Ser 2002-
AR31, Cl 4A1
2.772%, 11/25/32 (A)	805	789
Credit Suisse First Boston
Mortgage Securities, Ser 2005-
C3, Cl A2
4.512%, 07/15/37	1,571	1,576
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C3,
Cl A3
6.009%, 06/15/38 (A)	112	126
Credit Suisse Mortgage Capital
Certificates, Ser 2007-C3,
Cl A4
5.713%, 06/15/39 (A)	160	174

2

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital
Certificates, Ser 2007-C5,
Cl A4
5.695%, 09/15/40 (A)	$2,308	$2,528
Credit-Based Asset Servicing and
Securitization LLC, Ser 2006-
MH1, Cl AF3
5.970%, 10/25/36 (B) (C)	2,934	3,035
DBUBS Mortgage Trust,
Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/44 (A) (B)	44,359	3,354
Deutsche Mortgage Securities,
Ser 2010-RS2, Cl A1
1.546%, 06/28/47 (A) (B)	1,910	1,893
Developers Diversified Realty,
Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	3,806	3,994
Extended Stay America Trust,
Ser 2010-ESHA, Cl XA1, IO
3.330%, 01/05/13 (A) (B)	95,269	2,285
FDIC Structured Sale Guaranteed
Notes, Ser 2010-S1, Cl 1A
0.820%, 02/25/48 (A) (B)	10,419	10,421
FDIC Structured Sale Guaranteed
Notes, Ser 2010-S2, Cl 1A
0.770%, 11/29/37 (A) (B)	2,477	2,465
FDIC Structured Sale Guaranteed
Notes, Ser 2010-S2, Cl 2A
2.570%, 07/29/47 (B)	1,443	1,456
First Horizon Alternative
Mortgage Trust, Ser 2005-AA3,
Cl 3A1
2.262%, 05/25/35 (A)	603	449
First Horizon Asset Securities,
Ser 2003-8, Cl 1A3
5.000%, 10/25/33	3,457	3,498
First Horizon Asset Securities,
Ser 2006-2, Cl 1A3
6.000%, 08/25/36	976	892
GMAC Commercial Mortgage
Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	269	269
GMAC Commercial Mortgage
Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	1,446	1,459
Greenwich Capital Commercial
Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	2,000	2,220
Greenwich Capital Commercial
Funding, Ser 2007-GG11,
Cl A4
5.736%, 12/10/49	1,800	2,008
GS Mortgage Securities,
Ser GG10, Cl A4
5.984%, 08/10/45 (A)	1,020	1,140
GS Mortgage Securities II,
Ser 2010-C2, Cl XA, IO
0.699%, 12/10/43 (A) (B)	61,784	1,668
GS Mortgage Securities II,
Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/21 (A) (B)	18,986	997

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II,
Ser 2011-GC3, Cl X, IO
1.345%, 03/10/44 (A) (B)	$48,233	$2,673
GSR Mortgage Loan Trust,
Ser 2003-7F, Cl 5A1
0.676%, 10/25/32 (A)	546	516
GSR Mortgage Loan Trust,
Ser 2005-3F, Cl 1A2
5.500%, 03/25/35	646	647
GSR Mortgage Loan Trust,
Ser 2005-AR1, Cl 1A1
2.853%, 01/25/35 (A)	945	848
GSR Mortgage Loan Trust,
Ser 2005-AR2, Cl 1A2
2.873%, 04/25/35 (A)	1,394	1,062
Harborview Mortgage Loan Trust,
Ser 2004-7, Cl 2A1
2.288%, 11/19/34 (A)	212	153
Harborview Mortgage Loan Trust,
Ser 2005-9, Cl B11
1.996%, 06/20/35 (A) (B)	1,084	19
HSI Asset Securitization Trust,
Ser 2005-NC1, Cl 2A4
0.596%, 07/25/35 (A)	1,723	1,291
Impac CMB Trust, Ser 2004-10,
Cl 4M1
0.876%, 03/25/35 (A)	698	620
JPMorgan Alternative Loan Trust,
Ser 2006-S3, Cl A2A
5.870%, 08/25/36 (C)	1,590	1,590
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-
CB12, Cl A3A1
4.824%, 09/12/37	126	126
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-
CB12, Cl A3B
5.480%, 09/12/37 (A)	800	822
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-
LDP1, Cl A2
4.625%, 03/15/46	2,363	2,397
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-
LDP4, Cl A3A1
4.871%, 10/15/42	1,330	1,329
JPMorgan Chase Commercial
Mortgage Securities, Ser 2005-
LDP5, Cl A2
5.198%, 12/15/44	8,881	8,964
JPMorgan Chase Commercial
Mortgage Securities, Ser 2006-
LDP7, Cl A2
6.051%, 04/15/45 (A)	266	267
JPMorgan Chase Commercial
Mortgage Securities, Ser 2010-
CNTR, Cl XA, IO
2.063%, 08/05/32 (A) (B)	15,202	1,781
JPMorgan Chase Commercial
Mortgage Securities, Ser 2011-
C3, Cl XA, IO
1.550%, 02/15/46 (A) (B)	41,055	2,751

3

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust,
Ser 2004-A5, Cl 4A2
2.432%, 12/25/34 (A)	$733	$735
JPMorgan Mortgage Trust,
Ser 2004-S1, Cl 1A4
4.500%, 09/25/34	2,678	2,735
LB-UBS Commercial Mortgage
Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	16	16
LB-UBS Commercial Mortgage
Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	1,244	1,244
LB-UBS Commercial Mortgage
Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	3,147
Master Adjustable Rate
Mortgages Trust, Ser 2004-13,
Cl 3A6
2.718%, 11/21/34 (A)	4,065	4,069
Master Alternative Loans Trust,
Ser 2003-6, Cl 3A2
5.750%, 09/25/33	497	499
Master Asset Securitization Trust,
Ser 2005-1, Cl 2A5
5.000%, 05/25/35	6,002	6,055
Mellon Residential Funding,
Ser 1999-TBC3, Cl A2
2.610%, 10/20/29 (A)	1,194	1,169
Merrill Lynch Mortgage Investors,
Ser 2005-A2, Cl A4
2.542%, 02/25/35 (A)	1,603	1,587
Merrill Lynch Mortgage Investors,
Ser 2005-A4, Cl 1A
2.657%, 07/25/35 (A)	1,471	992
Merrill Lynch Mortgage Investors,
Ser 2005-A5, Cl A1
2.615%, 06/25/35 (A)	502	483
Merrill Lynch Mortgage Trust,
Ser 2005-LC1, Cl A3
5.289%, 01/12/44 (A)	4,880	4,927
Morgan Stanley Capital I,
Ser 2005-T19, Cl AAB
4.852%, 06/12/47	3,448	3,561
Morgan Stanley Capital I,
Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	1,000	1,102
Morgan Stanley Capital I,
Ser 2008-T29, Cl A4
6.279%, 01/11/43	670	798
Morgan Stanley Capital I,
Ser IQ11, Cl A3
5.862%, 10/15/42 (A)	944	979
Morgan Stanley Capital I,
Ser IQ14, Cl A4
5.692%, 04/15/49 (A)	1,700	1,863
Morgan Stanley Mortgage Loan
Trust, Ser 2004-10AR, Cl 1A
2.654%, 11/25/34 (A)	2,245	1,980
PHH Mortgage Capital LLC,
Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/38 (A)	3,468	3,176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization
Trust, Ser 2007-A8, Cl 3A1
5.784%, 08/25/22 (A)	$2,301	$2,020
Residential Funding Mortgage
Securities I, Ser 2003-S7,
Cl A7
5.500%, 05/25/33	463	478
Residential Funding Mortgage
Securities I, Ser 2004-S2,
Cl A4
5.500%, 03/25/34	114	114
Residential Funding Mortgage
Securities I, Ser 2004-S5,
Cl 2A1
4.500%, 05/25/19	3,567	3,628
Residential Funding Securities
LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/33	893	955
Sequoia Mortgage Trust,
Ser 2002-10, Cl 1A
1.046%, 10/20/27 (A)	3,035	2,875
Sequoia Mortgage Trust,
Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	2,138	2,181
Sequoia Mortgage Trust,
Ser 2012-1, Cl 1A1
2.865%, 01/25/42 (A)	5,942	6,026
Structured Adjustable Rate
Mortgage Loan Trust,
Ser 2005-7, Cl 1A3
2.500%, 04/25/35 (A)	3,254	2,420
Wachovia Bank Commercial
Mortgage Trust, Ser 2005-C22,
Cl A3
5.464%, 12/15/44 (A)	5,520	5,591
Wachovia Bank Commercial
Mortgage Trust, Ser 2006-C25,
Cl A2
5.684%, 05/15/43 (A)	214	214
Wachovia Bank Commercial
Mortgage Trust, Ser 2006-C25,
Cl A3
5.887%, 05/15/43 (A)	1,700	1,711
Wachovia Bank Commercial
Mortgage Trust, Ser 2007-C30,
Cl A5
5.342%, 12/15/43	1,700	1,852
WaMu Mortgage Pass-Through
Certificates, Ser 2003-AR7,
Cl A7
2.443%, 08/25/33 (A)	99	98
WaMu Mortgage Pass-Through
Certificates, Ser 2003-AR11,
Cl A6
2.475%, 10/25/33 (A)	208	204
Washington Mutual Alternative
Mortgage Pass-Through
Certificates, Ser 2007-OA3,
Cl 5A
2.451%, 04/25/47 (A)	6,936	3,740

4

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage
Pass-Through Certificates,
Ser 2004-RS2, Cl A1
5.000%, 11/25/33	$2,721	$2,761
Washington Mutual Mortgage
Pass-Through Certificates,
Ser 2005-AR10, Cl 1A1
2.497%, 09/25/35 (A)	1,787	1,756
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2003-12,
Cl A1
4.750%, 11/25/18	962	994
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2003-N,
Cl 1A1
4.552%, 12/25/33 (A)	197	199
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-6,
Cl A13
0.726%, 06/25/34 (A)	177	176
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-E,
Cl A1
4.908%, 05/25/34 (A)	1,102	1,112
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-H,
Cl A1
2.730%, 06/25/34 (A)	1,276	1,252
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-L,
Cl A7
4.774%, 07/25/34 (A)	885	886
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-O,
Cl A1
4.895%, 08/25/34 (A)	6,171	6,340
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2005-
AR16, Cl 4A1
2.723%, 10/25/35 (A)	66	65
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2006-3,
Cl A11
5.500%, 03/25/36	1,272	1,271
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2006-16,
Cl A13
5.000%, 11/25/36	202	202
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2007-7,
Cl A38
6.000%, 06/25/37	237	223
WF-RBS Commercial Mortgage
Trust, Ser 2011-C2, Cl XA, IO
1.357%, 02/15/44 (A) (B)	31,737	1,712

		229,553

Total Mortgage-Backed Securities
(Cost $417,795) ($ Thousands)		405,115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 35.0%

Automotive — 4.0%
AmeriCredit Automobile
Receivables Trust, Ser 2010-2,
Cl A2
1.220%, 10/08/13	$157	$157
AmeriCredit Automobile
Receivables Trust, Ser 2010-3,
Cl A3
1.140%, 04/08/15	5,000	5,021
AmeriCredit Automobile
Receivables Trust, Ser 2010-4,
Cl A2
0.960%, 05/08/14	2,729	2,730
AmeriCredit Automobile
Receivables Trust, Ser 2011-4,
Cl A3
1.170%, 05/09/16	3,500	3,507
AmeriCredit Automobile
Receivables Trust, Ser 2012-1,
Cl A3
1.230%, 09/08/16	2,500	2,500
Bank of America Auto Trust,
Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	696	698
Bank of America Auto Trust,
Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	190	190
BMW Floorplan Master Owner
Trust, Ser 2009-1A, Cl A
1.398%, 09/15/14 (A) (B)	5,855	5,885
Mercedes-Benz Auto Receivables
Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	1,721	1,731
Nissan Master Owner Trust
Receivables, Ser 2010-AA,
Cl A
1.398%, 01/15/15 (A) (B)	6,000	6,048
Wheels SPV LLC, Ser 2009-1,
Cl A
1.798%, 03/15/18 (A) (B)	2,011	2,016

		30,483

Credit Cards — 3.7%
American Express Credit Account
Master Trust, Ser 2005-4, Cl A
0.318%, 01/15/15 (A)	1,100	1,100
American Express Credit Account
Master Trust, Ser 2007-8, Cl A
0.549%, 05/15/15 (A)	2,300	2,304
American Express Credit Account
Master Trust, Ser 2009-2, Cl A
1.499%, 03/15/17 (A)	3,900	4,019
American Express Credit Account
Master Trust, Ser 2011-1, Cl A
0.419%, 04/17/17 (A)	4,250	4,255
Chase Issuance Trust, Ser 2004-
A8, Cl A8
0.369%, 09/15/15 (A)	1,114	1,115

5

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2005-
A6, Cl A6
0.318%, 07/15/14 (A)	$1,485	$1,485
Chase Issuance Trust, Ser 2007-
A9, Cl A9
0.278%, 06/16/14 (A)	1,455	1,455
Chase Issuance Trust, Ser 2008-
A10, Cl A10
0.999%, 08/17/15 (A)	2,000	2,022
GE Capital Credit Card Master
Note Trust, Ser 2011-1, Cl A
0.799%, 01/15/17 (A)	4,000	4,033
GE Capital Credit Card Master
Note Trust, Ser 2011-3, Cl A
0.479%, 09/15/16 (A)	6,000	6,001

		27,789

Mortgage Related Securities — 7.0%
ACE Securities, Ser 2005-HE2,
Cl M3
0.756%, 04/25/35 (A)	2,235	1,972
Argent Securities, Ser 2005-W2,
Cl A2B1
0.476%, 10/25/35 (A)	1,239	1,124
Argent Securities, Ser 2006-W2,
Cl A2B
0.466%, 03/25/36 (A)	1,641	558
Asset-Backed Funding
Certificates, Ser 2004-OPT5,
Cl M1
1.026%, 03/25/34 (A)	326	184
Asset-Backed Securities Home
Equity, Ser 2005-HE2, Cl M1
0.951%, 02/25/35 (A)	289	256
Asset-Backed Securities Home
Equity, Ser 2005-HE5, Cl M1
0.706%, 06/25/35 (A)	939	928
Asset-Backed Securities Home
Equity, Ser 2006-HE3, Cl A4
0.446%, 03/25/36 (A)	2,894	2,157
Bayview Financial Acquisition
Trust, Ser 2005-C, Cl A2
0.620%, 06/28/44 (A)	1,780	1,652
Bayview Financial Acquisition
Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37 (C)	95	95
Bear Stearns Asset-Backed
Securities Trust, Ser 2005-
HE5, Cl M1
0.726%, 06/25/35 (A)	1,531	1,503
Citicorp Mortgage Loan Trust,
Ser 2010-9, Cl 5A1
4.750%, 03/25/37 (B) (C)	6,478	6,515
Citigroup Mortgage Loan Trust,
Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/34	93	98
Citigroup Mortgage Loan Trust,
Ser 2007-WFH1, Cl A2
0.376%, 01/25/37 (A)	1,008	980

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston
Mortgage Securities, Ser 2005-
FIX1, Cl A2
4.310%, 05/25/35 (C)	$402	$393
Green Tree Home Improvement
Loan Trust, Ser 1997-E,
Cl HEB1
7.530%, 01/15/29	1,084	1,065
Home Equity Mortgage Trust,
Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	11,521	2,051
HSBC Home Equity Loan Trust,
Ser 2007-3, Cl M1
2.495%, 11/20/36 (A)	3,000	1,960
Indymac Residential Asset-
Backed Trust, Ser 2005-A,
Cl M1
0.746%, 03/25/35 (A)	3,004	2,923
IXIS Real Estate Capital Trust,
Ser 2005-HE2, Cl M2
0.951%, 09/25/35 (A)	398	396
Master Asset-Backed Securities
Trust, Ser 2003-WMC2, Cl M1
1.326%, 08/25/33 (A)	256	246
Master Asset-Backed Securities
Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/35 (C)	8,435	8,457
Master Asset-Backed Securities
Trust, Ser 2006-AB1, Cl A2
0.506%, 02/25/36 (A)	2,155	1,858
Morgan Stanley ABS Capital I,
Ser 2005-HE5, Cl A2C
0.616%, 09/25/35 (A)	3,010	2,842
Morgan Stanley ABS Capital I,
Ser 2005-NC2, Cl M2
0.696%, 03/25/35 (A)	589	505
Morgan Stanley ABS Capital I,
Ser 2005-WMC3, Cl M3
0.746%, 03/25/35 (A)	467	398
Morgan Stanley ABS Capital I,
Ser 2006-HE8, Cl A2B
0.376%, 10/25/36 (A)	4,871	2,885
Morgan Stanley Dean Witter
Capital I, Ser 2002-AM3,
Cl M1
1.701%, 02/25/33 (A)	134	90
Morgan Stanley Dean Witter
Capital I, Ser 2003-NC4, Cl M2
3.276%, 04/25/33 (A)	99	57
Nationstar Home Equity Loan
Trust, Ser 2007-C, Cl 2AV1
0.336%, 06/25/37 (A)	10	10
Nomura Home Equity Loan,
Ser 2006-HE3, Cl 2A1
0.316%, 07/25/36 (A)	63	61
Option One Mortgage Loan Trust,
Ser 2005-5, Cl 5A3
0.454%, 12/25/35 (A)	2,351	1,884
Option One Mortgage Loan Trust,
Ser 2006-3, Cl 2A2
0.376%, 02/25/37 (A)	875	480

6

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securities,
Ser 2005-KS12, Cl A3
0.596%, 01/25/36 (A)	$2,800	$2,033
Saxon Asset Securities Trust,
Ser 2003-3, Cl AF6
5.536%, 12/25/33 (C)	1,176	1,183
Soundview Home Equity Loan
Trust, Ser 2007-NS1, Cl A1
0.396%, 01/25/37 (A)	3,314	3,217
Wells Fargo Home Equity Trust,
Ser 2004-2, Cl AI5
4.890%, 05/25/34 (A)	548	549

		53,565

Non-Agency Mortgage-Backed Obligations — 3.4%
BCAP LLC Trust, Ser 2009-RR2,
Cl A1
5.050%, 01/21/38 (A) (B)	2,704	2,714
Bear Stearns Adjustable Rate
Mortgage Trust, Ser 2004-9,
Cl 22A1
3.207%, 11/25/34 (A)	1,190	1,167
Chase Mortgage Finance,
Ser 2007-A1, Cl 1A3
2.766%, 02/25/37 (A)	674	681
Extended Stay America Trust,
Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	3,908	3,950
GS Mortgage Securities II,
Ser 2011-ALF, Cl C
3.563%, 02/10/21 (B)	2,250	2,190
GSR Mortgage Loan Trust,
Ser 2005-AR4, Cl 6A1
5.250%, 07/25/35 (A)	1,202	1,152
Morgan Stanley Capital I,
Ser 2006-T23, Cl AAB
5.976%, 08/12/41 (A)	3,151	3,331
Thornburg Mortgage Securities
Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/37 (A)	4,727	4,095
Wachovia Bank Commercial
Mortgage Trust, Ser 2006-C26,
Cl A2
5.935%, 06/15/45	450	458
WaMu Mortgage Pass-Through
Certificates, Ser 2004-CB4,
Cl 22A
6.000%, 12/25/19	846	878
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2004-Q,
Cl 1A2
2.620%, 09/25/34 (A)	3,768	3,707
Wells Fargo Mortgage-Backed
Securities Trust, Ser 2005-
AR7, Cl 2A1
5.085%, 05/25/35 (A)	1,453	1,451

		25,774

Other Asset-Backed Securities — 16.9%
Ally Master Owner Trust,
Ser 2010-1, Cl A
1.999%, 01/15/15 (A) (B)	5,000	5,058

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Securities,
Ser 2005-R1, Cl M1
0.694%, 03/25/35 (A)	$1,644	$1,475
Ameriquest Mortgage Securities,
Ser 2005-R3, Cl A1A
0.476%, 05/25/35 (A)	535	525
Ameriquest Mortgage Securities,
Ser 2005-R11, Cl A2C
0.506%, 01/25/36 (A)	664	651
Ameriquest Mortgage Securities,
Ser 2005-R9, Cl AF3
5.073%, 11/25/35 (C)	2,227	2,228
Ameriquest Mortgage Securities,
Ser 2005-R9, Cl AF6
5.325%, 11/25/35 (C)	6,134	6,137
Ameriquest Mortgage Securities,
Ser 2005-R10, Cl A2B
0.496%, 12/25/35 (A)	4,995	4,670
Argent Securities, Ser 2005-W4,
Cl A2C
0.576%, 02/25/36 (A)	499	487
Bear Stearns Asset-Backed
Securities Trust, Ser 2006-3,
Cl A1
0.426%, 08/25/36 (A)	5	5
Bear Stearns Asset-Backed
Securities Trust, Ser 2006-
SD2, Cl A2
0.476%, 06/25/36 (A)	565	560
Carrington Mortgage Loan Trust,
Ser 2005-NC5, Cl A2
0.596%, 10/25/35 (A)	1,819	1,681
Centurion CDO VII, Ser 2004-7A,
Cl A1A
0.923%, 01/30/16 (A) (B)	1,214	1,192
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Ser 2002-3, Cl 1A6
4.707%, 06/25/32	827	834
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Ser 2003-5, Cl 1A6
4.597%, 01/25/15	3,005	3,049
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Ser 2003-6, Cl 1A6
4.585%, 11/25/34	3,691	3,738
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,259	1,291
Citigroup Mortgage Loan Trust,
Ser 2006-WFH3, Cl A3
0.426%, 10/25/36 (A)	4,817	4,487
CNH Equipment Trust, Ser 2011-
B, Cl A3
0.910%, 08/15/16	4,000	4,000
Conseco Finance Securitization,
Ser 2002-1, Cl A
6.681%, 12/01/33 (A)	5,561	5,878

7

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Financial, Ser 1996-3,
Cl A6
7.850%, 05/15/27 (A)	$2,392	$2,508
Conseco Financial, Ser 1996-6,
Cl A6
7.950%, 09/15/27	1,218	1,263
Conseco Financial, Ser 1996-8,
Cl A7
8.050%, 11/15/26 (A)	724	748
Conseco Financial, Ser 1997-2,
Cl A6
7.240%, 06/15/28 (A)	3,660	4,013
Conseco Financial, Ser 1997-3,
Cl A5
7.140%, 03/15/28	549	601
Conseco Financial, Ser 1997-3,
Cl A6
7.320%, 03/15/28	182	200
Conseco Financial, Ser 1997-7,
Cl A7
6.960%, 07/15/29 (A)	699	759
Countrywide Asset-Backed
Certificates, Ser 2004-5, Cl 3A
0.506%, 09/25/34 (A)	44	42
First Franklin Mortgage Loan
Asset-Backed Certificates,
Ser 2005-FF5, Cl M1
0.726%, 03/25/35 (A)	591	553
First Franklin Mortgage Loan
Asset-Backed Certificates,
Ser 2005-FF10, Cl A4
0.596%, 11/25/35 (A)	977	786
First Franklin Mortgage Loan
Asset-Backed Certificates,
Ser 2006-FF9, Cl M1
0.526%, 06/25/36 (A)	20,000	585
First Franklin Mortgage Loan
Asset-Backed Certificates,
Ser 2006-FFA, Cl A3
0.396%, 09/25/26 (A)	507	93
First Franklin Mortgage Loan
Asset-Backed Certificates,
Ser 2006-FFB, Cl A2
0.406%, 12/25/26 (A)	210	27
Ford Credit Floorplan Master
Owner Trust, Ser 2011-1,
Cl A2
0.848%, 02/15/16 (A)	5,000	5,023
Fremont Home Loan Trust,
Ser 2005-1, Cl M2
0.756%, 06/25/35 (A)	404	398
Green Tree, Ser 2008-MH1,
Cl A1
7.000%, 04/25/38 (A) (B)	1,659	1,672
Greenwich Capital Acceptance,
Ser 1995-BA1, Cl B1
7.400%, 08/10/20	2,571	2,603
GSAMP Trust, Ser 2005-HE4,
Cl A2C
0.646%, 07/25/45 (A)	214	212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSAMP Trust, Ser 2005-WMC1,
Cl A4
0.656%, 09/25/35 (A)	$345	$336
HSI Asset Securitization Trust,
Ser 2005-I1, Cl 2A3
0.856%, 11/25/35 (A)	3,245	2,515
Lehman ABS Manufactured
Housing Contract Trust,
Ser 2001-B, Cl A3
4.350%, 04/15/40	2,876	2,943
Lehman XS Trust, Ser 2006-20,
Cl A1
0.376%, 01/25/37 (A)	16	16
Long Beach Mortgage Loan
Trust, Ser 2004-6, Cl A3
1.576%, 11/25/34 (A)	1,220	941
Long Beach Mortgage Loan
Trust, Ser 2005-2, Cl M2
0.736%, 04/25/35 (A)	856	838
Merrill Lynch First Franklin
Mortgage Loan Trust,
Ser 2007-5, Cl 2A1
0.976%, 10/25/37 (A)	453	449
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/37	980	1,015
Mid-State Trust, Ser 2010-1, Cl M
5.250%, 12/15/45 (B)	888	894
Morgan Stanley ABS Capital I,
Ser 2005-HE6, Cl A2C
0.596%, 11/25/35 (A)	5,057	4,061
Morgan Stanley ABS Capital I,
Ser 2005-WMC1, Cl M1
0.981%, 01/25/35 (A)	290	288
New Century Home Equity Loan
Trust, Ser 2005-C, Cl A2C
0.526%, 12/25/35 (A)	5,174	4,213
Newcastle Investment Trust,
Ser 2011-MH1, Cl A
2.450%, 12/10/33 (B)	4,944	4,995
Origen Manufactured Housing,
Ser 2005-B, Cl A4
5.910%, 01/15/37	708	743
Park Place Securities, Ser 2004-
MHQ1, Cl M1
0.944%, 12/25/34 (A)	892	863
Park Place Securities, Ser 2004-
WCW1, Cl M1
0.906%, 09/25/34 (A)	2,242	2,223
Park Place Securities, Ser 2004-
WWF1, Cl M2
0.956%, 12/25/34 (A)	3,391	3,277
Popular ABS Mortgage Pass-
Through Trust, Ser 2004-5,
Cl AF4
4.655%, 12/25/34 (A)	5,368	5,405
Popular ABS Mortgage Pass-
Through Trust, Ser 2005-3,
Cl AF4
4.776%, 07/25/35 (A)	1,244	1,279

8

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Popular ABS Mortgage Pass-
Through Trust, Ser 2005-B,
Cl M1
0.756%, 08/25/35 (A)	$3,160	$3,013
Popular ABS Mortgage Pass-
Through Trust, Ser 2006-D,
Cl A2
0.436%, 11/25/46 (A)	569	461
RAAC, Ser 2005-RP2, Cl A
0.626%, 06/25/35 (A) (B)	460	458
Residential Asset Mortgage
Products, Ser 2004-RS8,
Cl AI4
5.060%, 06/25/32 (C)	1,303	1,276
Residential Asset Mortgage
Products, Ser 2006-NC2,
Cl A2
0.466%, 02/25/36 (A)	1,503	1,114
SACO I, Ser 2005-9, Cl A1
0.776%, 12/25/35 (A)	2,500	873
SACO I, Ser 2005-WM3, Cl A1
0.796%, 09/25/35 (A)	1,304	511
Securitized Asset-Backed
Receivables LLC Trust,
Ser 2005-FR4, Cl M1
0.756%, 01/25/36 (A)	2,705	2,663
Securitized Asset-Backed
Receivables LLC Trust,
Ser 2005-FR5, Cl A1A
0.566%, 08/25/35 (A)	108	108
Securitized Asset-Backed
Receivables LLC Trust,
Ser 2007-NC1, Cl A2B
0.426%, 12/25/36 (A)	3,200	1,073
Soundview Home Equity Loan
Trust, Ser 2005-DO1, Cl M1
0.696%, 05/25/35 (A)	19	19
Soundview Home Equity Loan
Trust, Ser 2005-OPT3, Cl A4
0.544%, 11/25/35 (A)	1,125	1,033
Soundview Home Equity Loan
Trust, Ser 2005-OPT4, Cl 2A3
0.504%, 12/25/35 (A)	3,332	2,954
Specialty Underwriting &
Residential Finance, Ser 2005-
AB3, Cl A2B
0.526%, 09/25/36 (A)	895	861
Structured Asset Securities,
Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	461	460
Structured Asset Securities,
Ser 2007-BC2, Cl A3
0.406%, 03/25/37 (A)	1,189	890
Symphony CLO, Ser 2007-3A,
Cl A1A
0.743%, 05/15/19 (A) (B)	2,500	2,336
Terwin Mortgage Trust, Ser 2006-
17HE, Cl A2A
0.356%, 01/25/38 (A) (B)	39	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Home Equity Trust,
Ser 2006-1, Cl A3
0.426%, 05/25/36 (A)	$1,378	$1,350

		128,814

Total Asset-Backed Securities
(Cost $306,895) ($ Thousands)		266,425

CORPORATE OBLIGATIONS — 3.5%

Consumer Discretionary — 0.5%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	2,000	2,707
Time Warner
7.570%, 02/01/24	1,000	1,269

		3,976

Energy — 0.2%
Petrohawk Energy
7.250%, 08/15/18	1,000	1,144

Financials — 0.9%
American Express
6.800%, 09/01/66 (A)	2,500	2,549
American Tower ‡
5.050%, 09/01/20	750	775
HSBC Finance
6.676%, 01/15/21	1,000	1,070
SLM MTN
8.450%, 06/15/18	2,000	2,240
6.250%, 01/25/16	500	523

		7,157

Industrials — 0.6%
BNSF Funding Trust I
6.613%, 12/15/55 (A)	2,000	2,073
Legrand France
8.500%, 02/15/25	2,000	2,387

		4,460

Telecommunication Services — 1.2%
Comcast Cable Communications
Holdings
9.455%, 11/15/22	2,000	2,958
SBA Tower Trust
4.254%, 04/15/15 (B)	4,000	4,116
Telecom Italia Capital
6.175%, 06/18/14	500	515
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	1,065

		8,654

Utilities — 0.1%
Dominion Resources
7.500%, 06/30/66 (A)	1,000	1,058

Total Corporate Obligations
(Cost $26,042) ($ Thousands)		26,449

COLLATERALIZED DEBT OBLIGATIONS — 1.2%

Other Asset-Backed Securities — 1.2%
1776 CLO, Ser 2006-1A, Cl B
0.973%, 05/08/20 (A) (B)	5,000	4,362

9

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

AMMC CDO, Ser 2004-3A, Cl A
0.930%, 07/25/16 (A) (B)	$880	$854
Gale Force CLO, Ser 2007-3A,
Cl A1
0.802%, 04/19/21 (A) (B)	2,600	2,423
Victoria Falls CLO, Ser 2005-1A,
Cl A2
0.825%, 02/17/17 (A) (B)	1,255	1,224

Total Collateralized Debt Obligations
(Cost $9,301) ($ Thousands)		8,863

CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.090% *	52,087,244	52,087

Total Cash Equivalent
(Cost $52,087) ($ Thousands)		52,087

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.020%, 04/12/12 (D) (E)	500	500

Total U.S. Treasury Obligations
(Cost $500) ($ Thousands)		500

Total Investments — 100.0%
(Cost $812,620) ($ Thousands) †		$759,439

Futures contracts held by the Fund at February 29, 2012 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(193)	Jun-12	26
U.S. 10-Year Treasury Note	(147)	Jun-12	66
U.S. Long Treasury Bond	(23)	Jun-12	(2)

			$90

For the period ended February 29, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $759,075 ($ Thousands)

‡	Real Estate Investment Trust.

*	Investment in Affiliated Security. The rate reported is the 7-day effective yield as of February 29, 2012.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2012. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2012. The coupon on a step bond changes on a specified date.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — SPECIAL Purpose Vehicle

Amounts designated as “—” are $O or have been rounded to $O.

10

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 29, 2012

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$405,115	$—	$405,115
Asset-Backed Securities	—	266,425	—	266,425
Corporate Obligations	—	26,449	—	26,449
Collateralized Debt Obligations	—	8,863	—	8,863
U.S. Treasury Obligations	—	500	—	500
Cash Equivalent	52,087	—	—	52,087

Total Investments in Securities	$52,087	$707,352	$—	$759,439

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$90	$—	$—	$90

*	Futures Contracts are valued at the unrealized appreciation on the instruments.

For the year ended February 29, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended February 29, 2012, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

†	At February 29, 2012, the tax basis cost of the Fund’s investments was $812,620 ($Thousands), and the unrealized appreciation $8,258 ($Thousands) and depreciation were ($61,439) ($ Thousands), respectively.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

11

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 27, 2012

By:	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: April 27, 2012